Expenses by nature - Payroll and employee benefits (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Expenses by nature
Salaries, wages and bonus	¥ 176,477	¥ 134,349	¥ 517,638	¥ 401,566
Contributions to social security contribution plan	20,307	16,206	58,789	39,006
Welfare expenses	8,923	7,661	30,473	24,664
Equity-settled share-based payment expenses (Note 23)	18,027	33,983	68,427	250,360
Total	¥ 223,734	¥ 192,199	¥ 675,327	¥ 715,596